FINANCIAL INSTRUMENTS - CARRYING VALUE AND ESTIMATED FAIR VALUE OF THE PARTNERSHIP'S FINANCIAL INSTRUMENTS FOOTNOTES (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 NOK
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value of high yield bonds as percentage of face value	96.90%	100.60%	96.90%
Deferred financing costs	$ 18,300	$ 13,700
Cross Currency Interest Rate Swap
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Notional amount	$ 227,193		NOK 1,300,000,000
Rate	6.485%		6.485%
Fair value asset/(liability)	$ (69,867)
Unrealized loss on cross currency interest rate swaps	5,800	9,100
Level 1 | Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	312,813	297,007
Level 1 | Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Long-term debt	303,177	298,845
Level 2 | Interest Rate Swap | Designated as Hedging Instrument
Fair Value, Balance Sheet Grouping, Financial Statement Captions
Fair value/carrying value of interest rate swap agreements net liability	300	1,600
Notional amount	$ 85,000	$ 142,500